UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48047-1012                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
August 31, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (34.2%)

            COMMON STOCKS (20.3%)

            CONSUMER DISCRETIONARY (2.1%)
            -----------------------------
            ADVERTISING (0.1%)
   66,030   Omnicom Group, Inc.                                       $    3,392
                                                                      ----------
            APPAREL RETAIL (0.1%)
  116,000   Ascena Retail Group, Inc.*                                     2,297
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
   95,740   Coach, Inc.                                                    5,565
                                                                      ----------
            CABLE & SATELLITE (0.2%)
  162,890   Comcast Corp. "A"                                              5,462
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.1%)
   17,100   Target Corp.                                                   1,096
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.2%)
  120,300   Lowe's Companies, Inc.                                         3,426
                                                                      ----------
            HOMEFURNISHING RETAIL (0.2%)
   70,040   Bed Bath & Beyond, Inc.*                                       4,704
                                                                      ----------
            INTERNET RETAIL (0.1%)
    4,700   Amazon.com, Inc.*                                              1,167
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.3%)
  112,000   Walt Disney Co.                                                5,541
                                                                      ----------
            PUBLISHING (0.2%)
   91,000   McGraw-Hill Companies, Inc.                                    4,659
                                                                      ----------
            RESTAURANTS (0.1%)
   36,540   McDonald's Corp.                                               3,270
                                                                      ----------
            SPECIALTY STORES (0.2%)
   49,040   PetSmart, Inc.                                                 3,478
                                                                      ----------
            Total Consumer Discretionary                                  44,057
                                                                      ----------
            CONSUMER STAPLES (2.4%)
            -----------------------
            DRUG RETAIL (0.2%)
  104,580   CVS Caremark Corp.                                             4,764
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.3%)
   30,590   Colgate-Palmolive Co.                                          3,252
   48,200   Energizer Holdings, Inc.                                       3,321
                                                                      ----------
                                                                           6,573
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.5%)
   11,100   Costco Wholesale Corp.                                         1,086

================================================================================

1  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  138,300   Wal-Mart Stores, Inc.                                     $   10,041
                                                                      ----------
                                                                          11,127
                                                                      ----------
            PACKAGED FOODS & MEAT (0.4%)
  186,740   Kraft Foods, Inc. "A"                                          7,755
   56,000   Tyson Foods, Inc. "A"                                            877
                                                                      ----------
                                                                           8,632
                                                                      ----------
            SOFT DRINKS (0.5%)
  136,930   PepsiCo, Inc.                                                  9,918
                                                                      ----------
            TOBACCO (0.5%)
   31,120   Lorillard, Inc.                                                3,906
   58,550   Philip Morris International, Inc.                              5,228
                                                                      ----------
                                                                           9,134
                                                                      ----------
            Total Consumer Staples                                        50,148
                                                                      ----------
            ENERGY (2.5%)
            -------------
            INTEGRATED OIL & GAS (1.3%)
  125,580   Chevron Corp.                                                 14,085
  101,440   Exxon Mobil Corp.(a)                                           8,856
   56,100   Occidental Petroleum Corp.                                     4,769
                                                                      ----------
                                                                          27,710
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
  253,950   Halliburton Co.                                                8,319
   70,750   National-Oilwell Varco, Inc.                                   5,575
   38,100   Schlumberger Ltd.                                              2,758
                                                                      ----------
                                                                          16,652
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   50,670   Apache Corp.                                                   4,345
   35,000   Southwestern Energy Co.*                                       1,090
                                                                      ----------
                                                                           5,435
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   77,750   Spectra Energy Corp.                                           2,197
                                                                      ----------
            Total Energy                                                  51,994
                                                                      ----------
            FINANCIALS (2.5%)
            -----------------
            CONSUMER FINANCE (0.3%)
  102,470   Capital One Financial Corp.                                    5,793
                                                                      ----------
            DIVERSIFIED BANKS (0.5%)
  332,420   Wells Fargo & Co.                                             11,312
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
   80,000   Morgan Stanley                                                 1,200
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.4%)
  281,380   MetLife, Inc.                                                  9,603
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   81,117   Citigroup, Inc.                                                2,410
  124,500   JPMorgan Chase & Co.                                           4,624
                                                                      ----------
                                                                           7,034
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
   26,120   Berkshire Hathaway, Inc. "B"*                                  2,203
   51,350   Travelers Companies, Inc.                                      3,324
                                                                      ----------
                                                                           5,527
                                                                      ----------
            REGIONAL BANKS (0.4%)
  138,600   BB&T Corp.                                                     4,371

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  126,500   CIT Group, Inc.*                                          $    4,777
                                                                      ----------
                                                                           9,148
                                                                      ----------
            SPECIALIZED FINANCE (0.2%)
   26,500   IntercontinentalExchange, Inc.*                                3,623
                                                                      ----------
            Total Financials                                              53,240
                                                                      ----------
            HEALTH CARE (3.2%)
            ------------------
            BIOTECHNOLOGY (0.2%)
   66,600   Celgene Corp.*                                                 4,798
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.2%)
   83,801   Cardinal Health, Inc.                                          3,314
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.3%)
   99,000   Hologic, Inc.*                                                 1,943
   58,900   Varian Medical Systems, Inc.*                                  3,463
                                                                      ----------
                                                                           5,406
                                                                      ----------
            HEALTH CARE SERVICES (0.3%)
  113,750   Express Scripts, Inc.*                                         7,123
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
   78,809   Thermo Fisher Scientific, Inc.                                 4,520
                                                                      ----------
            MANAGED HEALTH CARE (0.3%)
  122,500   UnitedHealth Group, Inc.(a)                                    6,652
                                                                      ----------
            PHARMACEUTICALS (1.7%)
   66,640   Abbott Laboratories                                            4,367
  132,890   Johnson & Johnson                                              8,961
  256,400   Merck & Co., Inc.(a)                                          11,038
  454,300   Pfizer, Inc.                                                  10,840
                                                                      ----------
                                                                          35,206
                                                                      ----------
            Total Health Care                                             67,019
                                                                      ----------
            INDUSTRIALS (1.9%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
   15,600   TransDigm Group, Inc.                                          2,162
   57,640   United Technologies Corp.                                      4,603
                                                                      ----------
                                                                           6,765
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.3%)
   89,990   United Parcel Service, Inc. "B"                                6,642
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   48,520   Caterpillar, Inc.                                              4,140
   49,200   Wabtec Corp.                                                   3,845
                                                                      ----------
                                                                           7,985
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
  123,960   Danaher Corp.                                                  6,640
  213,660   General Electric Co.                                           4,425
                                                                      ----------
                                                                          11,065
                                                                      ----------
            INDUSTRIAL MACHINERY (0.2%)
   72,000   Eaton Corp.                                                    3,220
   16,570   Stanley Black & Decker, Inc.                                   1,090
                                                                      ----------
                                                                           4,310
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
   37,600   WESCO International, Inc.*                                     2,172
                                                                      ----------
            Total Industrials                                             38,939
                                                                      ----------

================================================================================

3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (4.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.9%)
  442,580   Cisco Systems, Inc.(a)                                    $    8,445
  114,100   Motorola Solutions, Inc.                                       5,438
   88,400   QUALCOMM, Inc.                                                 5,433
                                                                      ----------
                                                                          19,316
                                                                      ----------
            COMPUTER HARDWARE (1.1%)
   34,490   Apple, Inc.                                                   22,944
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
  250,000   EMC Corp.                                                      6,573
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   78,120   Automatic Data Processing, Inc.                                4,537
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.4%)
   12,930   Google, Inc. "A"*                                              8,858
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
   11,410   International Business Machines Corp.                          2,223
    4,600   ITOCHU Techno - Solutions Corp.                                  252
                                                                      ----------
                                                                           2,475
                                                                      ----------
            SEMICONDUCTORS (0.5%)
   62,000   Broadcom Corp. "A"                                             2,203
  279,570   Intel Corp.                                                    6,942
                                                                      ----------
                                                                           9,145
                                                                      ----------
            SYSTEMS SOFTWARE (1.0%)
  486,360   Microsoft Corp.(a)                                            14,989
  213,550   Oracle Corp.                                                   6,759
                                                                      ----------
                                                                          21,748
                                                                      ----------
            Total Information Technology                                  95,596
                                                                      ----------
            MATERIALS (0.7%)
            ----------------
            DIVERSIFIED CHEMICALS (0.1%)
   29,750   PPG Industries, Inc.                                           3,273
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
   15,880   CF Industries Holdings, Inc.                                   3,287
   58,460   Monsanto Co.                                                   5,093
                                                                      ----------
                                                                           8,380
                                                                      ----------
            PAPER PRODUCTS (0.2%)
   98,000   International Paper Co.                                        3,387
                                                                      ----------
            Total Materials                                               15,040
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
  124,600   AT&T, Inc.                                                     4,565
                                                                      ----------
            UTILITIES (0.3%)
            ----------------
            MULTI-UTILITIES (0.3%)
  176,368   CMS Energy Corp.                                               4,069
  108,997   Xcel Energy, Inc.                                              3,040
                                                                      ----------
                                                                           7,109
                                                                      ----------
            Total Utilities                                                7,109
                                                                      ----------
            Total Common Stocks (cost: $374,419)                         427,707
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                    MARKET
$(000)/                                                                    VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.5%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   80,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual(b)                               $    8,230
                                                                      ----------
            ENERGY (0.0%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    1,000   Chesapeake Energy Corp., 5.75%, perpetual(b)                     917
      900   Chesapeake Energy Corp., 5.75%, perpetual(b)                     834
                                                                      ----------
            Total Energy                                                   1,751
                                                                      ----------
            FINANCIALS (0.8%)
            -----------------
            LIFE & HEALTH INSURANCE (0.4%)
  309,268   Delphi Financial Group, Inc., 7.38%, perpetual                 7,693
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       70   International Lease Finance Corp., 0.39%, perpetual*(c)        4,340
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual*(c)             --
                                                                      ----------
            REGIONAL BANKS (0.2%)
   10,000   CoBank, ACB, 7.81%, perpetual(b)                                 512
  160,000   Susquehanna Capital I, 9.38%, 12/12/2067, Capital
               Securities, cumulative redeemable                           4,101
                                                                      ----------
                                                                           4,613
                                                                      ----------
            Total Financials                                              16,646
                                                                      ----------
            INDUSTRIALS (0.3%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.3%)
    7,000   Pitney Bowes International Holdings, Series F, 6.13%,
            cumulative redeemable, perpetual(b)                            6,324
                                                                      ----------
            Total Preferred Securities (cost: $35,091)                    32,951
                                                                      ----------
            INVESTMENT COMPANIES (12.4%)

  503,012   iShares iBoxx High Yield Corporate Bond Fund                  46,443
  450,000   iShares Russell 2000 Index Fund                               36,536
  774,755   iShares S&P MidCap 400 Index Fund                             75,337
  740,082   SPDR S&P 500 ETF Trust                                       104,529
                                                                      ----------
            Total Investment Companies (cost: $239,306)                  262,845
                                                                      ----------
            Total U.S. Equity Securities(cost: $648,816)                 723,503
                                                                      ----------

            INTERNATIONAL EQUITY SECURITIES (21.3%)

            COMMON STOCKS (10.0%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            ADVERTISING (0.1%)
    7,280   Hakuhodo Dy Holdings, Inc.                                       477
    6,919   Publicis Groupe S.A.                                             359
                                                                      ----------
                                                                             836
                                                                      ----------

================================================================================

5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            APPAREL RETAIL (0.1%)
   18,063   Hennes & Mauritz AB "B"                                   $      654
    5,686   Industria de Diseno Textil S.A.                                  632
    9,400   Shimamura Co. Ltd.                                             1,115
                                                                      ----------
                                                                           2,401
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    6,454   Adidas - Salomon AG                                              505
   58,900   Adidas AG ADR                                                  2,300
    2,952   Christian Dior S.A.                                              421
   12,213   Compagnie Financiere Richemont S.A.                              749
    1,436   LVMH Moet Hennessy - Louis Vuitton S.A.                          234
                                                                      ----------
                                                                           4,209
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.1%)
    5,065   Continental AG                                                   504
   14,700   Denso Corp.                                                      490
   34,300   NHK Spring Co.                                                   338
   24,900   NOK Corp.                                                        417
   39,100   Toyoda Gosei Co. Ltd.                                            807
                                                                      ----------
                                                                           2,556
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.3%)
    6,023   Bayerische Motoren Werke AG                                      437
   64,000   Daihatsu Motor Co., Ltd.                                       1,044
      415   Daimler AG                                                        20
  116,652   Fiat S.p.A. *                                                    635
  167,000   Fuji Heavy Industries Ltd.                                     1,335
    1,100   Honda Motor Co. Ltd.                                              35
   73,000   Isuzu Motors Ltd.                                                372
   46,500   Nissan Motor Co. Ltd.                                            433
   45,600   Suzuki Motor Corp.                                               832
   19,800   Toyota Motor Corp.                                               783
      606   Volkswagen AG                                                     99
                                                                      ----------
                                                                           6,025
                                                                      ----------
            AUTOMOTIVE RETAIL (0.0%)
    2,080   USS Co. Ltd.                                                     223
                                                                      ----------
            BROADCASTING (0.0%)
  617,453   ITV plc                                                          817
                                                                      ----------
            CABLE & SATELLITE (0.0%)
   38,293   British Sky Broadcasting Group plc                               463
                                                                      ----------
            CASINOS & GAMING (0.1%)
  274,000   Galaxy Entertainment Group Ltd.*                                 779
   40,000   SJM Holdings Ltd.                                                 85
   78,351   TABCORP Holdings Ltd.                                            236
                                                                      ----------
                                                                           1,100
                                                                      ----------
            CONSUMER ELECTRONICS (0.0%)
   11,200   Sony Corp.                                                       126
                                                                      ----------
            DEPARTMENT STORES (0.0%)
   10,900   Next plc                                                         619
                                                                      ----------
            HOMEBUILDING (0.0%)
    4,000   Sekisui Chemical Co. Ltd.                                         33
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
    8,600   Carnival plc                                                     295
   43,300   TUI Travel plc                                                   145
                                                                      ----------
                                                                             440
                                                                      ----------
            LEISURE PRODUCTS (0.1%)
   20,800   Namco Bandai Holdings, Inc.                                      330

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   15,700   Sankyo Co.                                                $      725
   10,500   Shimano, Inc.                                                    756
   26,700   Yamaha Corp.                                                     268
                                                                      ----------
                                                                           2,079
                                                                      ----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    3,600   Nikon Corp.                                                       99
                                                                      ----------
            RESTAURANTS (0.0%)
   16,002   Whitbread plc                                                    541
                                                                      ----------
            TIRES & RUBBER (0.1%)
   12,667   Compagnie Generale des Etablissements Michelin                   909
                                                                      ----------
            Total Consumer Discretionary                                  23,476
                                                                      ----------
            CONSUMER STAPLES (1.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
2,329,000   Golden Agri-Resources Ltd.                                     1,327
                                                                      ----------
            BREWERS (0.2%)
    8,740   Heineken Holding N.V.                                            404
    9,107   Heineken N.V.                                                    505
   25,496   InBev N.V.                                                     2,142
    5,313   SABMiller plc                                                    234
                                                                      ----------
                                                                           3,285
                                                                      ----------
            DISTILLERS & VINTNERS (0.1%)
   52,382   Diageo plc                                                     1,435
    2,400   Pernod Ricard S.A.                                               258
                                                                      ----------
                                                                           1,693
                                                                      ----------
            FOOD RETAIL (0.3%)
    3,338   Casino Guichard-Perrachon S.A.                                   296
    2,987   Delhaize Group                                                   119
  141,999   J Sainsbury plc                                                  739
  113,339   Koninklijke Ahold N.V.                                         1,401
   29,500   Seven & I Holdings Co. Ltd.                                      895
   96,977   Tesco plc                                                        518
  169,887   William Morrison Supermarket plc                                 755
   26,615   Woolworths Ltd.                                                  815
                                                                      ----------
                                                                           5,538
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.0%)
    1,028   Henkel AG & Co.                                                   64
   16,748   Reckitt Benckiser Group plc                                      947
                                                                      ----------
                                                                           1,011
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.0%)
   46,600   Aeon Co. Ltd.                                                    535
   12,218   Wesfarmers Ltd.                                                  436
                                                                      ----------
                                                                             971
                                                                      ----------
            PACKAGED FOODS & MEAT (0.4%)
    6,204   Associated British Foods plc                                     131
   57,018   Nestle S.A.                                                    3,545
   32,691   Suedzucker AG                                                  1,096
   38,320   Tate & Lyle plc                                                  399
   40,106   Unilever N.V.                                                  1,399
   64,950   Unilever N.V.                                                  2,259
   10,549   Unilever plc                                                     379
                                                                      ----------
                                                                           9,208
                                                                      ----------
            PERSONAL PRODUCTS (0.0%)
    2,400   L'Oreal S.A.                                                     295
                                                                      ----------

================================================================================

7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TOBACCO (0.2%)
   34,892   British American Tobacco plc                              $    1,829
   25,921   Imperial Tobacco Group plc                                     1,011
   54,100   Japan Tobacco, Inc.                                            1,631
                                                                      ----------
                                                                           4,471
                                                                      ----------
            Total Consumer Staples                                        27,799
                                                                      ----------
            ENERGY (0.9%)
            -------------
            INTEGRATED OIL & GAS (0.7%)
   12,900   BG Group plc                                                     264
  450,970   BP plc                                                         3,161
   91,425   ENI S.p.A.                                                     2,026
   15,389   Repsol YPF S.A.                                                  283
   76,646   Royal Dutch Shell plc "A"                                      2,682
   65,079   Royal Dutch Shell plc "B"                                      2,347
   37,963   Statoil ASA                                                      975
   53,587   Total S.A.                                                     2,676
                                                                      ----------
                                                                          14,414
                                                                      ----------
            OIL & GAS DRILLING (0.1%)
   40,412   Seadrill Ltd.                                                  1,662
    7,747   Transocean Ltd.                                                  375
                                                                      ----------
                                                                           2,037
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,500   AMEC plc                                                          44
   21,368   Petrofac Ltd.                                                    510
    3,384   Technip S.A.                                                     356
    4,700   Tenaris S.A.                                                      98
                                                                      ----------
                                                                           1,008
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.0%)
       20   INPEX Holdings, Inc.                                             114
    6,900   Tullow Oil plc                                                   149
                                                                      ----------
                                                                             263
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.0%)
    3,000   Idemitsu Kosan Co. Ltd.                                          241
                                                                      ----------
            Total Energy                                                  17,963
                                                                      ----------
            FINANCIALS (2.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
  255,900   Aberdeen Asset Management plc                                  1,132
                                                                      ----------
            DIVERSIFIED BANKS (1.3%)
  220,000   Aozora Bank Ltd.                                                 655
  151,684   Banco Santander S.A. *                                         1,082
  487,059   Barclays plc                                                   1,417
   22,276   BNP Paribas S.A.                                                 968
  506,000   BOC Hong Kong Holdings Ltd.                                    1,605
   26,888   Commonwealth Bank of Australia                                 1,521
   53,000   DBS Group Holdings Ltd.                                          614
  413,426   HSBC Holdings plc                                              3,592
  458,800   Mitsubishi UFJ Financial Group, Inc.                           2,086
   16,208   Mizrahi Tefahot Bank Ltd. *                                      126
1,151,500   Mizuho Financial Group, Inc.                                   1,853
   55,805   National Australia Bank Ltd.                                   1,454
   54,000   Overseas Chinese Town Asia Holdings Ltd.                         402
    1,353   Raiffeisen International Bank-Holding AG                          45
  140,760   Skandinaviska Enskilda Banken "A"                              1,078
   38,533   Standard Chartered plc                                           851
   66,500   Sumitomo Mitsui Financial Group, Inc.                          2,059

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   68,000   Sumitomo Mitsui Trust Holdings, Inc.                      $      189
   20,771   Svenska Handelsbanken AB "A"                                     724
  110,510   Swedbank AB "A"                                                1,934
   96,820   Westpac Banking Corp.                                          2,478
                                                                      ----------
                                                                          26,733
                                                                      ----------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
   12,657   Deutsche Bank AG                                                 450
   23,789   UBS AG*                                                          266
                                                                      ----------
                                                                             716
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.1%)
   54,200   AIA Group Ltd.                                                   187
  136,557   Legal & General Group plc                                        277
  114,700   Old Mutual plc                                                   303
   85,686   Prudential plc                                                 1,071
   93,601   Standard Life plc                                                394
                                                                      ----------
                                                                           2,232
                                                                      ----------
            MULTI-LINE INSURANCE (0.2%)
    4,800   Allianz Holding AG                                               527
   63,201   Aviva plc                                                        327
   92,435   AXA S.A.                                                       1,338
    8,300   Sampo OYJ "A"                                                    238
    3,198   Zurich Financial Services AG                                     769
                                                                      ----------
                                                                           3,199
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    8,020   ORIX Corp.                                                       742
    3,803   Pohjola Bank plc "A"                                              43
                                                                      ----------
                                                                             785
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   10,798   Admiral Group                                                    204
   53,663   Royal & Sun Alliance Insurance Group                              97
                                                                      ----------
                                                                             301
                                                                      ----------
            REAL ESTATE DEVELOPMENT (0.1%)
   79,000   Cheung Kong Holdings Ltd.                                      1,077
  250,000   Keppel Land Ltd.                                                 680
   46,000   Sino Land Co.                                                     75
                                                                      ----------
                                                                           1,832
                                                                      ----------
            REAL ESTATE OPERATING COMPANIES (0.0%)
   11,000   Hysan Development Co., Ltd.                                       49
   34,814   Immofinanz AG                                                    112
                                                                      ----------
                                                                             161
                                                                      ----------
            REGIONAL BANKS (0.0%)
  185,600   Resona Holdings, Inc.                                            723
                                                                      ----------
            REINSURANCE (0.2%)
   10,376   Hannover Rueckversicherungs                                      634
    7,897   Muenchener Rueckversicherungs-Gesellschaft AG                  1,169
   31,035   Swiss Re Ltd.*                                                 1,946
                                                                      ----------
                                                                           3,749
                                                                      ----------
            SPECIALIZED FINANCE (0.0%)
   10,779   London Stock Exchange Group plc                                  170
                                                                      ----------
            Total Financials                                              41,733
                                                                      ----------
            HEALTH CARE (1.1%)
            ------------------
            BIOTECHNOLOGY (0.1%)
   19,600   Actelion Ltd.                                                    926

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   11,500   CSL Ltd.                                                  $      528
                                                                      ----------
                                                                           1,454
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.0%)
    2,893   Getinge AB                                                        86
                                                                      ----------
            HEALTH CARE FACILITIES (0.0%)
    7,106   Ramsay Health Care                                               183
                                                                      ----------
            HEALTH CARE SERVICES (0.0%)
    1,548   Fresenius SE & Co.                                               165
                                                                      ----------
            HEALTH CARE SUPPLIES (0.1%)
    5,570   Coloplast A/S "B"                                              1,112
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.0%)
    4,900   Lonza Group AG                                                   227
                                                                      ----------
            PHARMACEUTICALS (0.9%)
   51,779   AstraZeneca plc                                                2,414
   25,365   Bayer AG                                                       1,968
  117,386   GlaxoSmithKline plc                                            2,656
   48,343   Novartis AG                                                    2,849
    7,558   Novo Nordisk A/S                                               1,190
   27,911   Orion Oyj "B"                                                    573
   18,106   Roche Holding AG                                               3,296
   38,471   Sanofi-Aventis S.A.                                            3,148
   25,278   Teva Pharmaceutical Industries Ltd.                            1,008
                                                                      ----------
                                                                          19,102
                                                                      ----------
            Total Health Care                                             22,329
                                                                      ----------
            INDUSTRIALS (1.3%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
  216,574   BAE Systems plc                                                1,095
  107,004   Cobham plc                                                       373
   13,774   European Aeronautic Defense and Space Co. N.V.                   525
                                                                      ----------
                                                                           1,993
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.1%)
   67,947   Deutsche Post AG                                               1,320
                                                                      ----------
            AIRLINES (0.0%)
  262,000   All Nippon Airways Co. Ltd.                                      579
                                                                      ----------
            BUILDING PRODUCTS (0.0%)
   23,279   Assa Abloy AB "B"                                                712
      675   Geberit AG                                                       142
                                                                      ----------
                                                                             854
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.1%)
      774   ACS Actividades de Construccion y Servicios S.A.                  15
  146,690   Balfour Beatty plc                                               653
   71,000   Chiyoda Corp.                                                    934
   16,128   Eiffage S.A.                                                     501
   18,021   Ferrovial S.A.                                                   213
    9,808   Vinci S.A.                                                       427
                                                                      ----------
                                                                           2,743
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
  100,916   Fiat Industrial S.p.A.                                         1,016
  154,000   Hino Motors                                                    1,062
   24,200   Hitachi Construction Machinery Co. Ltd.                          401
   57,996   Volvo AB "B"                                                     735
                                                                      ----------
                                                                           3,214
                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
   24,800   Babcock International Group plc                           $      369
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    5,300   Legrand S.A.                                                     183
   16,822   Schneider Electric S.A.                                        1,063
                                                                      ----------
                                                                           1,246
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
   13,925   Adecco S.A.*                                                     632
   33,100   Capita Group plc                                                 379
                                                                      ----------
                                                                           1,011
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    1,269   Delek Group Ltd.                                                 185
   42,000   Keppel Corp. Ltd.                                                377
   43,187   Koninklijke Philips Electronics N.V.                             993
    4,522   Siemens AG                                                       429
   22,494   Smiths Group plc                                                 373
                                                                      ----------
                                                                           2,357
                                                                      ----------
            INDUSTRIAL MACHINERY (0.2%)
   11,515   Atlas Copco AB "A"                                               258
    4,600   FANUC Ltd.                                                       751
    7,357   IMI plc                                                          100
   11,371   Kone Oyj "B"                                                     696
   20,800   Metso Corp.                                                      744
   62,775   Sandvik AB                                                       840
                                                                      ----------
                                                                           3,389
                                                                      ----------
            MARINE (0.0%)
       34   A.P. Moller-Maersk A/S "B"                                       210
                                                                      ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
    3,948   Societe BIC S.A.                                                 425
                                                                      ----------
            RAILROADS (0.1%)
   40,205   Asciano Group                                                    186
      131   Central Japan Railway Co.                                      1,140
    6,900   East Japan Railway Co.                                           462
   21,500   MTR Corp. Ltd.                                                    77
                                                                      ----------
                                                                           1,865
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.0%)
   58,495   ALS Ltd.                                                         498
    8,900   Intertek Group plc                                               398
                                                                      ----------
                                                                             896
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
  102,200   ITOCHU Corp.                                                   1,036
  145,000   Marubeni Corp.                                                   930
   11,800   Mitsubishi Corp.                                                 217
    1,000   Mitsui & Co. Ltd.                                                 14
    7,317   Rexel S.A.                                                       143
   82,300   Sumitomo Corp.                                                 1,089
                                                                      ----------
                                                                           3,429
                                                                      ----------
            TRUCKING (0.0%)
  215,000   ComfortDelGro Corp. Ltd.                                         289
  136,000   Nippon Express Co.                                               533
                                                                      ----------
                                                                             822
                                                                      ----------
            Total Industrials                                             26,722
                                                                      ----------

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
    6,898   Dassault Systemes S.A. ADR                                $      670
   22,608   SAP AG                                                         1,490
                                                                      ----------
                                                                           2,160
                                                                      ----------
            ELECTRONIC COMPONENTS (0.0%)
    3,500   Kyocera Corp.                                                    300
                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   25,091   Hexagon AB "B"                                                   504
   62,000   Hitachi Ltd.                                                     356
    1,000   Keyence Corp.                                                    263
                                                                      ----------
                                                                           1,123
                                                                      ----------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
   48,800   Nexon Co. Ltd. *                                                 704
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.0%)
    2,785   Yahoo Japan Corp.                                                958
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.1%)
   16,233   Cap Gemini S.A.                                                  597
   14,200   Otsuka Corp.                                                   1,251
                                                                      ----------
                                                                           1,848
                                                                      ----------
            OFFICE ELECTRONICS (0.0%)
    6,500   Canon, Inc.                                                      215
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   33,659   ASML Holding N.V.                                              1,907
                                                                      ----------
            SEMICONDUCTORS (0.0%)
   23,700   ARM Holdings plc                                                 216
                                                                      ----------
            Total Information Technology                                   9,431
                                                                      ----------
            MATERIALS (0.9%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   97,000   Asahi Kasei Corp.                                                504
   32,400   Kuraray Co.                                                      374
                                                                      ----------
                                                                             878
                                                                      ----------
            CONSTRUCTION MATERIALS (0.0%)
    6,986   Imerys S.A.                                                      345
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.2%)
   29,534   BASF SE                                                        2,296
   18,859   Lanxess AG                                                     1,431
   38,000   Mitsubishi Gas Chemical Co., Inc.                                213
                                                                      ----------
                                                                           3,940
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.4%)
   10,233   Anglo American Capital plc                                       284
   67,377   BHP Billiton Ltd.                                              2,213
   68,130   BHP Billiton plc                                               1,986
   25,695   Boliden AB                                                       378
   10,028   Iluka Resources Ltd.                                              95
   23,900   Kazakhmys plc                                                    225
   10,212   Rio Tinto Ltd.                                                   520
   36,225   Rio Tinto plc                                                  1,573
   66,000   Sumitomo Metal Mining Co. Ltd.                                   681
   31,583   Xstrata plc                                                      478
                                                                      ----------
                                                                           8,433
                                                                      ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   35,944   Israel Chemicals Ltd.                                     $      388
    1,217   Syngenta AG                                                      410
   23,945   Yara International ASA                                         1,172
                                                                      ----------
                                                                           1,970
                                                                      ----------
            INDUSTRIAL GASES (0.0%)
    3,200   Air Liquide S.A.                                                 376
    1,400   Linde AG                                                         221
                                                                      ----------
                                                                             597
                                                                      ----------
            METAL & GLASS CONTAINERS (0.0%)
   33,502   Rexam plc                                                        225
                                                                      ----------
            PAPER PACKAGING (0.0%)
   22,566   Amcor Ltd.                                                       176
                                                                      ----------
            PAPER PRODUCTS (0.0%)
    3,000   Holmen AB                                                         78
                                                                      ----------
            SPECIALTY CHEMICALS (0.0%)
    6,651   Koninklijke DSM N.V.                                             312
   11,100   Nitto Denko Corp.                                                512
                                                                      ----------
                                                                             824
                                                                      ----------
            STEEL (0.1%)
  385,274   Fortescue Metals Group Ltd.                                    1,409
   18,221   Voestalpine AG                                                   522
                                                                      ----------
                                                                           1,931
                                                                      ----------
            Total Materials                                               19,397
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  415,208   BT Group plc                                                   1,434
   10,677   France Telecom S.A.                                              148
   34,000   Nippon Telegraph & Telephone Corp.                             1,570
    2,515   Swisscom AG                                                    1,010
  149,369   Telecom Corp. of New Zealand Ltd.                                295
   44,146   Telecom Italia S.p.A.                                             35
  605,414   Telecom Italia S.p.A.                                            563
    2,988   Telefonica S.A.                                                   38
   99,800   Telstra Corp. Ltd.                                               397
   50,776   Vivendi S.A.                                                     996
                                                                      ----------
                                                                           6,486
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
      252   KDDI Corp.                                                     1,803
    1,424   Millicom International Cellular S.A.                             123
      156   NTT DOCOMO, Inc.                                                 265
   58,300   SoftBank Corp.                                                 2,375
  545,156   Vodafone Group plc                                             1,571
                                                                      ----------
                                                                           6,137
                                                                      ----------
            Total Telecommunication Services                              12,623
                                                                      ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
   47,000   Cheung Kong Infrastructure Holdings Ltd.                         284
  379,850   EDP-Energias de Portugal                                         926
  415,615   Enel S.p.A.                                                    1,370
   10,000   Hong Kong Electric Holdings Ltd.                                  81
  267,538   Iberdrola S.A.                                                 1,061
   18,766   Red Electrica de Espana                                          812
    5,725   Scottish & Southern Energy plc                                   124

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  238,957   SP AusNet                                                 $      261
                                                                      ----------
                                                                           4,919
                                                                      ----------
            GAS UTILITIES (0.1%)
   59,639   Enagas S.A.                                                    1,108
   39,039   Gas Natural SDG S.A.                                             481
  171,900   Hong Kong and China Gas Co., Ltd.                                404
                                                                      ----------
                                                                           1,993
                                                                      ----------
            MULTI-UTILITIES (0.1%)
   62,201   Centrica plc                                                     323
   13,590   Gaz de France S.A.                                               334
  161,817   National Grid plc                                              1,756
      761   RWE AG                                                            32
                                                                      ----------
                                                                           2,445
                                                                      ----------
            Total Utilities                                                9,357
                                                                      ----------
            Total Common Stocks (cost: $206,875)                         210,830
                                                                      ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.9%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.1%)
    6,722   Volkswagen AG                                                  1,187
                                                                      ----------
            CONSUMER STAPLES (0.0%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.0%)
    4,995   Henkel AG & Co. KGaA                                             378
                                                                      ----------
            FINANCIALS (0.8%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  294,826   ING Groep N.V., 7.38%, perpetual                               7,371
                                                                      ----------
            REINSURANCE (0.5%)
    3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 - 3/02/2007; cost $3,065(c),(d)            750
   $9,650   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)        9,561
                                                                      ----------
                                                                          10,311
                                                                      ----------
            Total Financials                                              17,682
                                                                      ----------
            Total Preferred Securities (cost: $18,990)                    19,247
                                                                      ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES (10.4%)

1,708,664   iShares MSCI EAFE Index Fund                                  88,167
2,981,701   Vanguard MSCI Emerging Markets ETF                           119,715

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  250,000   Vanguard MSCI European ETF                                $   11,245
                                                                      ----------
            Total Investment Companies (cost: $231,559)                  219,127
                                                                      ----------
            Total International Equity Securities(cost: $457,424)        449,204
                                                                      ----------
            PRECIOUS METALS AND MINERALS SECURITIES (3.7%)

            GOLD (3.4%)

            AFRICAN GOLD COMPANIES (0.3%)
   90,000   AngloGold Ashanti Ltd. ADR                                     2,871
  280,000   Gold Fields Ltd. ADR                                           3,450
                                                                      ----------
                                                                           6,321
                                                                      ----------
            AUSTRALIAN GOLD COMPANIES (0.3%)
  220,000   Newcrest Mining Ltd.(c)                                        5,707
                                                                      ----------
            EUROPEAN GOLD COMPANIES (0.1%)
   30,000   Randgold Resources Ltd. ADR                                    3,089
                                                                      ----------
            NORTH AMERICAN GOLD COMPANIES (2.6%)
  110,000   Agnico-Eagle Mines Ltd.                                        5,315
  100,000   Alamos Gold, Inc.                                              1,880
  140,000   Allied Nevada Gold Corp.*                                      4,561
  400,000   AuRico Gold, Inc.*                                             2,772
   80,000   Barrick Gold Corp.                                             3,082
  350,000   Centerra Gold, Inc.                                            2,663
  330,000   Eldorado Gold Corp.                                            4,382
  100,000   Goldcorp, Inc.                                                 4,111
  380,000   IAMGOLD Corp.                                                  4,978
  330,000   Kinross Gold Corp.                                             2,937
   70,000   Newmont Mining Corp.                                           3,548
  240,000   Osisko Mining Corp.*                                           2,330
   50,000   Royal Gold, Inc.                                               4,401
  500,000   Semafo, Inc.                                                   1,887
  300,000   Yamana Gold, Inc.                                              5,139
                                                                      ----------
                                                                          53,986
                                                                      ----------
            SOUTH AMERICAN GOLD COMPANIES (0.1%)
   90,000   Compania de Minas Buenaventura S.A. ADR                        3,119
                                                                      ----------
            Total Gold                                                    72,222
                                                                      ----------
            PLATINUM GROUP METALS (0.1%)
  130,000   Impala Platinum Holdings Ltd.                                  2,058
                                                                      ----------
            SILVER (0.2%)
  240,000   Pan American Silver Corp.                                      4,224
                                                                      ----------
            Total Precious Metals and Minerals
               Securities(cost: $70,553)                                  78,504
                                                                      ----------

            GLOBAL REAL ESTATE EQUITY SECURITIES (0.5%)

            COMMON STOCKS (0.4%)

            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
   30,000   Daiwa House Industry Co. Ltd.                                    418
   62,500   Kerry Properties Ltd.                                            298
  172,039   Lend Lease Group                                               1,509
   40,000   Sun Hung Kai Properties Ltd.                                     519

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  150,000   Tokyu Land Corp.                                          $      736
   90,000   UOL Group Ltd.                                                   380
   16,000   Wharf (Holdings) Ltd.                                             99
                                                                      ----------
            Total Diversified Real Estate Activities                       3,959
                                                                      ----------
            REITs - DIVERSIFIED (0.0%)
  108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(c),(d)            --
    2,968   Fonciere des Regions                                             209
  233,437   GPT Group                                                        846
                                                                      ----------
            Total REITs - Diversified                                      1,055
                                                                      ----------
            REITs - Retail (0.2%)
  223,252   CFS Retail Property Trust                                        442
  215,500   Link REIT                                                        960
    2,354   Unibail-Rodamco                                                  480
  469,664   Westfield Retail Trust                                         1,402
                                                                      ----------
            Total REITs - Retail                                           3,284
                                                                      ----------
            Total Common Stocks (cost: $7,672)                             8,298
                                                                      ----------
            PREFERRED SECURITIES (0.1%)

            REITs - OFFICE (0.1%)
            ---------------------
   35,000   Commonwealth REIT, Series E, 7.25%, cumulative
               redeemable, perpetual                                         929
                                                                      ----------
            Total Preferred Securities(cost: $875)                           929
                                                                      ----------
            Total Global Real Estate Equity Securities(cost: $8,547)       9,227
                                                                      ----------

PRINCIPAL
AMOUNT                                                     COUPON
(000)                                                        RATE          MATURITY
--------------------------------------------------------------------------------------------------
            BONDS (35.8%)

            CORPORATE OBLIGATIONS (13.5%)

            ENERGY (1.7%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$   3,065   Quicksilver Resources, Inc.                     11.75%        1/01/2016          3,019
   10,000   Quicksilver Resources, Inc.                      7.13         4/01/2016          8,150
                                                                                        ----------
                                                                                            11,169
                                                                                        ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.2%)
    8,780   Enbridge Energy Partners, LP (a)                 8.05        10/01/2037          9,822
    4,780   Enterprise Products Operating, LP (a)            7.00         6/01/2067          4,997
   11,870   Southern Union Co. (a)                           3.46 (e)    11/01/2066          9,451
                                                                                        ----------
                                                                                            24,270
                                                                                        ----------
            Total Energy                                                                    35,439
                                                                                        ----------
            FINANCIALS (8.6%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    8,000   State Street Capital Trust IV                    1.47 (e)     6/15/2037          5,744
                                                                                        ----------
            CONSUMER FINANCE (0.8%)
    8,052   American Express Co. (a)                         6.80         9/01/2066          8,606
    8,000   Capital One Financial Corp. (a)                  7.69         8/15/2036          8,110
                                                                                        ----------
                                                                                            16,716
                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.1%)
$   2,000   Compass Bank                                     6.40%       10/01/2017     $    2,051
                                                                                        ----------
            LIFE & HEALTH INSURANCE (1.5%)
    9,800   Great-West Life & Annuity Insurance Co. (b)      7.15         5/16/2046         10,070
    8,000   Lincoln National Corp. (a)                       7.00         5/17/2066          8,040
    4,500   Principal Financial Global Fund, LLC             0.98 (e)     1/10/2031          3,469
    9,930   StanCorp Financial Group, Inc.                   6.90         6/01/2067          9,632
                                                                                        ----------
                                                                                            31,211
                                                                                        ----------
            MULTI-LINE INSURANCE (1.8%)
   21,252   Genworth Financial, Inc. (a)                     6.15        11/15/2066         12,831
   16,455   Glen Meadow (a),(b)                              6.51         2/12/2067         13,308
   14,110   Nationwide Mutual Insurance Co. (a),(b)          5.81        12/15/2024         12,967
                                                                                        ----------
                                                                                            39,106
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
    2,500   Countrywide Financial Corp.                      6.25         5/15/2016          2,688
    5,000   JPMorgan Chase Capital XIII                      1.41 (e)     9/30/2034          3,773
    8,000   JPMorgan Chase Capital XXI                       1.39 (e)     2/02/2037          5,560
                                                                                        ----------
                                                                                            12,021
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
    9,800   Allstate Corp. (f)                               6.13         5/15/2037         10,094
    5,325   BNSF Funding Trust I                             6.61        12/15/2055          5,818
    3,000   HSB Group, Inc.                                  1.37 (e)     7/15/2027          2,220
    8,000   Ironshore Holdings, Inc. (b)                     8.50         5/15/2020          8,840
    4,000   Progressive Corp.                                6.70         6/15/2037          4,320
    1,000   RLI Corp. (a)                                    5.95         1/15/2014          1,042
    6,500   Travelers Companies, Inc. (a)                    6.25         3/15/2037          6,727
                                                                                        ----------
                                                                                            39,061
                                                                                        ----------
            REGIONAL BANKS (1.4%)
    1,000   Allfirst Preferred Capital Trust                 1.96 (e)     7/15/2029            778
    3,000   Cullen/Frost Bankers, Inc. (a)                   0.88 (e)     2/15/2017          2,885
    1,000   Emigrant Bancorp, Inc. (a),(b)                   6.25         6/15/2014            923
    3,500   First Empire Capital Trust I (a)                 8.23         2/01/2027          3,558
    2,000   First Maryland Capital Trust I                   1.46 (e)     1/15/2027          1,541
    2,000   First Republic Bank Corp. (a)                    7.75         9/15/2012          2,001
    5,000   Fulton Capital Trust I (a)                       6.29         2/01/2036          4,764
    2,000   Huntington Capital II "B"                        1.09 (e)     6/15/2028          1,423
    5,039   Manufacturers & Traders Trust Co. (a)            5.63        12/01/2021          5,036
    2,000   Susquehanna Bancshares, Inc. (a)                 2.26 (e)     5/01/2014          1,907
    4,000   Susquehanna Capital II (a)                      11.00         3/23/2040          4,015
                                                                                        ----------
                                                                                            28,831
                                                                                        ----------
            REINSURANCE (0.2%)
    4,000   Alterra Finance, LLC                             6.25         9/30/2020          4,291
                                                                                        ----------
            REITs - RETAIL (0.1%)
    3,000   New Plan Excel Realty Trust, Inc.                5.30         1/15/2015          2,782
      413   New Plan Excel Realty Trust, Inc.                7.68        11/02/2026            398
                                                                                        ----------
                                                                                             3,180
                                                                                        ----------
            Total Financials                                                               182,212
                                                                                        ----------

            INDUSTRIALS (0.6%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
   13,560   Textron Financial Corp. (b)                      6.00         2/15/2067         11,322
                                                                                        ----------
            AIRLINES (0.1%)
    1,184   America West Airlines, Inc. Pass-Through Trust
               (INS)                                         7.93         1/02/2019          1,246
                                                                                        ----------
            Total Industrials                                                               12,568
                                                                                        ----------

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            UTILITIES (2.6%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
$     753   Cedar Brakes II, LLC (b)                         9.88%        9/01/2013     $      775
    4,850   FPL Group Capital, Inc. (a)                      6.35        10/01/2066          5,085
    4,000   FPL Group Capital, Inc. (a)                      6.65         6/15/2067          4,249
      500   FPL Group Capital, Inc.                          7.30         9/01/2067            541
    7,500   PPL Capital Funding, Inc. (a)                    6.70         3/30/2067          7,705
   16,326   Texas Competitive Electric Holdings Co., LLC
               (g),(h)                                       4.77        10/10/2017         11,125
    1,000   TXU Electricity Property Ltd. (INS)(a)           7.25        12/01/2016          1,174
                                                                                        ----------
                                                                                            30,654
                                                                                        ----------
            MULTI-UTILITIES (1.1%)
    6,350   Dominion Resources, Inc. (a)                     7.50         6/30/2066          6,872
    3,500   Dominion Resources, Inc. (a)                     2.76 (e)     9/30/2066          3,208
    5,391   Integrys Energy Group, Inc.                      6.11        12/01/2066          5,619
    5,000   Puget Sound Energy, Inc. (a)                     6.97         6/01/2067          5,332
    3,000   Wisconsin Energy Corp.                           6.25         5/15/2067          3,179
                                                                                        ----------
                                                                                            24,210
                                                                                        ----------
            Total Utilities                                                                 54,864
                                                                                        ----------
            Total Corporate Obligations (cost: $258,502)                                   285,083
                                                                                        ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (4.5%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    9,650   TransCanada Pipelines Ltd. (a)                   6.35         5/15/2067         10,271
                                                                                        ----------
            FINANCIALS (3.5%)
            -----------------
            DIVERSIFIED BANKS (1.3%)
   11,500   Barclays Bank plc                                1.00 (e)             - (i)      5,118
    2,000   Barclays Bank plc                                0.94 (e)             - (i)        863
    5,485   Barclays Bank plc                                1.00 (e)             - (i)      2,444
   18,000   HSBC Bank plc                                    1.00 (e)             - (i)      8,280
    2,500   Landsbanki Islands hf, acquired 10/12/2007;
               cost $2,500(b),(c),(d),(j)                    7.43                 - (i)         --
    9,889   Royal Bank of Scotland Group plc                 9.50 (e)     3/16/2022         10,732
                                                                                        ----------
                                                                                            27,437
                                                                                        ----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
    7,000   Deutsche Bank Capital Trust IV                   4.59 (e)             - (i)      4,865
                                                                                        ----------
            MULTI-LINE INSURANCE (1.1%)
    9,192   AXA S.A.                                         1.68 (e)             - (i)      4,366
   11,270   AXA S.A.                                         1.70 (e)             - (i)      5,494
   14,665   Oil Insurance Ltd. (a),(b)                       3.44 (e)             - (i)     12,626
                                                                                        ----------
            Total Multi-Line Insurance                                                      22,486
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.5%)
    3,000   QBE Capital Funding III, LP (b)                  7.25         5/24/2041          2,943
    7,670   QBE Insurance Group Ltd. (b)                     5.65         7/01/2023          7,296
                                                                                        ----------
                                                                                            10,239
                                                                                        ----------
            REGIONAL BANKS (0.0%)
    3,000   Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $3,051(b),(c),(d),(j)        7.45                 - (i)         --
                                                                                        ----------
            REINSURANCE (0.4%)
    4,000   Max USA Holdings Ltd. (a),(b)                    7.20         4/14/2017          4,230

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   3,750   Platinum Underwriters Finance, Inc. (a)          7.50%        6/01/2017     $    4,130
                                                                                        ----------
                                                                                             8,360
                                                                                        ----------
            Total Financials                                                                73,387
                                                                                        ----------
            INDUSTRIALS (0.3%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.3%)
    7,500   Hutchison Whampoa Ltd. (b)                       6.00                 - (i)      7,800
                                                                                        ----------
            MATERIALS (0.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
    2,900   Cemex Espana Luxembourg (b)                      9.88         4/30/2019          2,936
                                                                                        ----------
            STEEL (0.1%)
    1,500   ArcelorMittal                                    4.00 (e)     2/25/2015          1,486
                                                                                        ----------
            Total Materials                                                                  4,422
                                                                                        ----------
            Total Eurodollar and Yankee Obligations (cost: $101,458)                        95,880
                                                                                        ----------

            ASSET-BACKED SECURITIES (0.2%)

            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
    3,000   SLM Student Loan Trust                           0.91 (e)     7/15/2036          1,873
    1,522   SLM Student Loan Trust                           1.00 (e)    10/25/2038          1,221
                                                                                        ----------
                                                                                             3,094
                                                                                        ----------
            Total Financials                                                                 3,094
                                                                                        ----------
            Total Asset-Backed Securities (cost: $3,454)                                     3,094
                                                                                        ----------
            COMMERCIAL MORTGAGE SECURITIES (9.8%)

            FINANCIALS (9.8%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (9.8%)
    2,444   Banc of America Commercial Mortgage, Inc. (b)    5.23        12/10/2042          2,013
    2,000   Banc of America Commercial Mortgage, Inc. (a)    4.77         7/10/2043          1,948
    1,200   Banc of America Commercial Mortgage, Inc.        4.95         7/10/2043          1,287
   10,000   Banc of America Commercial Mortgage, Inc.        5.81         7/10/2044         10,160
    8,500   Banc of America Commercial Mortgage, Inc.        5.77         5/10/2045          8,068
    3,000   Banc of America Commercial Mortgage, Inc. (a)    5.77         5/10/2045          3,306
    2,000   Banc of America Commercial Mortgage, Inc.        5.46         9/10/2045          1,868
    1,175   Banc of America Commercial Mortgage, Inc.        5.68         7/10/2046          1,291
    6,000   Banc of America Commercial Mortgage, Inc. (a)    5.18         9/10/2047          5,198
    5,520   Banc of America Commercial Mortgage, Inc.
               (a),(b)                                       6.14         9/10/2047          5,621
    2,500   Banc of America Commercial Mortgage, Inc.        6.20         2/10/2051          2,175
    4,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.21         2/11/2041          3,823
    5,440   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.99         9/11/2042          5,210
    4,500   Citigroup Commercial Mortgage Trust              5.40         7/15/2044          4,568
    6,500   Citigroup Commercial Mortgage Trust              5.73         3/15/2049          5,938
    4,500   Citigroup Commercial Mortgage Trust              6.10        12/10/2049          4,716
    6,000   Commercial Mortgage Loan Trust (a)               6.02                 - (i)      6,042
   10,000   Commercial Mortgage Loan Trust                   6.08         7/10/2038          9,121
    2,000   Commercial Mortgage Loan Trust                   5.54        12/11/2049          2,069
    2,500   Credit Suisse Commercial Mortgage Trust          6.02         6/15/2038          2,709
    3,550   Credit Suisse Commercial Mortgage Trust (a)      5.55         2/15/2039          3,636
    2,213   Credit Suisse First Boston Mortgage Securities
               Corp. (b)                                     5.02         1/15/2037          2,116

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$   4,750   Credit Suisse First Boston Mortgage Securities
               Corp. (a)                                     5.10%        8/15/2038     $    4,959
    3,000   GE Capital Commercial Mortgage Corp.             5.33         3/10/2044          2,644
    4,000   GE Capital Commercial Mortgage Corp.             5.07         7/10/2045          4,187
    3,355   GE Capital Commercial Mortgage Corp.             5.61        12/10/2049          3,116
    3,500   GMAC Commercial Mortgage Securities, Inc.        4.97        12/10/2041          2,935
    1,000   GMAC Commercial Mortgage Securities, Inc.        4.98        12/10/2041            634
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (a)                          4.99         9/12/2037          1,929
      625   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.00        10/15/2042            680
   11,225   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.04        10/15/2042          9,701
    8,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.57         4/15/2043          7,447
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.33        12/15/2044          2,071
    2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.33        12/15/2044          1,986
    2,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.48         5/15/2045          2,378
   10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.41         5/15/2047          7,038
    4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              6.26         2/15/2051          4,651
    3,000   LB-UBS Commercial Mortgage Trust (b)             5.33        12/15/2036          2,923
    1,500   Merrill Lynch Mortgage Trust                     5.24        11/12/2037          1,622
    1,000   Merrill Lynch Mortgage Trust                     5.24        11/12/2037          1,002
    2,500   Merrill Lynch Mortgage Trust                     5.10         7/12/2038          1,688
    6,500   Merrill Lynch Mortgage Trust                     5.14         7/12/2038          6,604
    1,000   Merrill Lynch Mortgage Trust                     5.31         7/12/2038            580
   11,500   Merrill Lynch Mortgage Trust                     5.67         5/12/2039         10,515
    7,000   Merrill Lynch Mortgage Trust                     5.01        10/12/2041          6,470
    1,000   Merrill Lynch Mortgage Trust                     5.38         1/12/2044            821
    3,000   ML-CFC Commercial Mortgage Trust                 5.42         8/12/2048          2,885
    3,000   ML-CFC Commercial Mortgage Trust (a)             6.16         8/12/2049          2,950
    3,500   Morgan Stanley Capital I, Inc.                   5.07         8/13/2042          3,601
      878   Morgan Stanley Capital I, Inc.                   5.15         8/13/2042            861
      723   Morgan Stanley Capital I, Inc.                   5.17         8/13/2042            695
    6,500   Morgan Stanley Capital I, Inc.                   5.79         7/12/2044          6,799
    5,000   Morgan Stanley Capital I, Inc. (a)               4.77         7/15/2056          5,262
    1,197   Wachovia Bank Commercial Mortgage Trust (b)      4.94        11/15/2034          1,190
                                                                                        ----------
                                                                                           205,707
                                                                                        ----------
            Total Financials                                                               205,707
                                                                                        ----------
            Total Commercial Mortgage Securities (cost: $185,907)                          205,707
                                                                                        ----------
            U.S. GOVERNMENT AGENCY ISSUES (0.0%)(k)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
        8   Government National Mortgage Assn. I             6.50         5/15/2023              9
       27   Government National Mortgage Assn. I             6.50         4/15/2024             31
       15   Government National Mortgage Assn. I             7.50         3/15/2017             15
       16   Government National Mortgage Assn. I             7.50         3/15/2017             17
        4   Government National Mortgage Assn. I             8.00         6/15/2016              4
        1   Government National Mortgage Assn. I             8.00         9/15/2016              1
        5   Government National Mortgage Assn. I             8.00        11/15/2016              5
        2   Government National Mortgage Assn. I             8.50         6/15/2016              2
        3   Government National Mortgage Assn. I             8.50         6/15/2016              3
        4   Government National Mortgage Assn. I             8.50         7/15/2016              4
        1   Government National Mortgage Assn. I             8.50         9/15/2016              1
        5   Government National Mortgage Assn. I             8.50        12/15/2016              5
       11   Government National Mortgage Assn. I             8.50        12/15/2016             11
        1   Government National Mortgage Assn. I             8.50         1/15/2017              1

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
$       3   Government National Mortgage Assn. I             8.50%        1/15/2017     $        3
        1   Government National Mortgage Assn. I             8.50         2/15/2017              1
        1   Government National Mortgage Assn. I             9.00         6/15/2016              1
        1   Government National Mortgage Assn. I             9.00         7/15/2016              1
       --   Government National Mortgage Assn. I             9.00         8/15/2016              1
        1   Government National Mortgage Assn. I             9.00         9/15/2016              1
        1   Government National Mortgage Assn. I             9.00        10/15/2016              1
        2   Government National Mortgage Assn. I             9.50         9/15/2016              2
        2   Government National Mortgage Assn. I             9.50        11/15/2016              2
        1   Government National Mortgage Assn. I             9.50        11/15/2016              1
                                                                                        ----------
                                                                                               123
                                                                                        ----------
            Total U.S. Government Agency Issues (cost: $115)                                   123
                                                                                        ----------
            U.S. TREASURY SECURITIES (7.7%)

            BONDS (3.9%)
   76,500   3.00%, 5/15/2042                                                                81,711
                                                                                        ----------
            NOTES (3.8%)
   79,000   1.75%, 5/15/2022                                                                80,617
                                                                                        ----------
            Total U.S. Treasury Securities (cost: $158,375)                                162,328
                                                                                        ----------
            MUNICIPAL BONDS (0.1%)

            CASINOS & GAMING (0.1%)
    4,000   Mashantucket (Western) Pequot Tribe, acquired
               7/29/2005 and 10/05/2009; cost
               $3,410(b),(d),(j)                             5.91         9/01/2021          1,578
      760   Seneca Nation of Indians Capital Improvements
               Auth. (a)                                     6.75        12/01/2013            759
                                                                                        ----------
                                                                                             2,337
                                                                                        ----------
            Total Municipal Bonds (cost: $4,179)                                             2,337
                                                                                        ----------
            Total Bonds
            (cost: $711,990)                                                               754,552
                                                                                        ----------
            MONEY MARKET INSTRUMENTS (5.0%)

            COMMERCIAL PAPER (0.7%)

            MATERIALS (0.7%)
            ----------------
            PAPER PACKAGING (0.7%)
   15,556   Sonoco Products Co.                              0.32         9/04/2012         15,556
                                                                                        ----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (4.3%)
90,382,722   State Street Institutional Liquid Reserve Fund, 0.19% (l)                      90,383
                                                                                        ----------
             Total Money Market Instruments
             (cost: $105,938)                                                              105,939
                                                                                        ----------

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NUMBER                                                                                      MARKET
OF                                                                                           VALUE
CONTRACTS   SECURITY                                                                         (000)
--------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $2,003,268)                                        $2,120,929
                                                                                        ==========
            PURCHASED OPTIONS (0.2%)
    5,000   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 39               $      635
      100   Put - S&P 500 Index expiring September 22, 2012 at 1370                             88
    2,050   Put - S&P 500 Index expiring September 22, 2012 at 1390                          2,819
                                                                                        ----------
            TOTAL PURCHASED OPTIONS
            (COST: $4,404)                                                              $    3,542
                                                                                        ==========
            WRITTEN OPTIONS (0.1%)
  (2,500)   Call - iShares MSCI EAFE Index expiring October 20, 2012 at 41                    (149)
    (100)   Call - S&P 500 Index expiring September 22, 2012 at 1410                          (163)
    (200)   Call - S&P 500 Index expiring September 22, 2012 at 1420                          (228)
    (900)   Call - S&P 500 Index expiring September 22, 2012 at 1430                          (679)
  (5,000)   Put - iShares MSCI EAFE Index expiring October 20, 2012 at 36                     (235)
    (400)   Put - S&P 500 Index expiring September 22, 2012 at 1310                           (104)
                                                                                        ----------
            TOTAL WRITTEN OPTIONS
            (PREMIUMS RECEIVED: $1,980)                                                 $   (1,558)
                                                                                        ==========

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                    FORWARD                                                       APPRECIATION
                                                    CURRENCY                     SETTLEMENT       CONTRACT       (DEPRECIATION)
                     COUNTERPARTY                   CONTRACTS                       DATE         VALUE (000)         (000)
-------------------------------------------------------------------------------------------------------------------------------
                                                    CONTRACTS TO SELL (0.2%)
 2,898,000      State Street Bank and Trust Co.     Euro Currency                  9/06/2012       3,645               (119)
                                                                                                  -----------------------------
                                                    RECEIVABLE AMOUNT
                                                    ($3,526)                                      $3,645              $(119)
                                                                                                  =============================
                                                    CONTRACTS TO BUY
                                                    (0.2%)
 2,898,000      State Street Bank and Trust Co.     Euro Currency                  9/06/2012       3,645                (45)
                                                                                                  -----------------------------
                                                    PAYABLE AMOUNT
                                                    ($3,600)                                      $3,645              $ (45)
                                                                                                  =============================

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                        $     427,707     $         --    $         --     $     427,707
  Preferred Securities                         4,101           24,510           4,340            32,951
  Investment Companies                       262,845               --              --           262,845
International Equity Securities:
  Common Stocks                              210,830               --              --           210,830
  Preferred Securities                         8,936            9,561             750            19,247
  Investment Companies                       219,127               --              --           219,127
Precious Metals And Minerals Securities:
  Common Stocks                               72,797            5,707              --            78,504
Global Real Estate Equity Securities:
  Common Stocks                                8,298               --              --             8,298
  Preferred Securities                            --              929              --               929
Bonds:
  Corporate Obligations                           --          283,837           1,246           285,083
  Eurodollar And Yankee Obligations               --           95,880              --            95,880
  Asset-Backed Securities                         --            3,094              --             3,094
  Commercial Mortgage Securities                  --          205,707              --           205,707
  U.S. Government Agency Issues                   --              123              --               123
  U.S. Treasury Securities                   162,328               --              --           162,328
  Municipal Bonds                                 --            2,337              --             2,337
Money Market Instruments:
  Commercial Paper                                --           15,556                            15,556
  Money Market Funds                          90,383               --              --            90,383
Purchased Options                              3,542               --              --             3,542
Forward Currency Contracts to Buy*                --               45              --                45
-------------------------------------------------------------------------------------------------------
Total                                  $   1,470,894     $    647,286    $      6,336     $   2,124,516
-------------------------------------------------------------------------------------------------------

                                      (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES       OTHER          SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL      INPUTS
LIABILITIES                          LIABILITIES                                             TOTAL
--------------------------------------------------------------------------------------------------
Written Options                     $     (1,558)    $        --      $         --    $     (1,558)
Forward Currency Contracts to Sell*            -            (119)                -            (119)
--------------------------------------------------------------------------------------------------
Total                               $     (1,558)    $      (119)     $         --    $     (1,677)
--------------------------------------------------------------------------------------------------

*Forward Currency Contracts are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                 PREFERRED                     CORPORATE
                                                                SECURITIES                   OBLIGATIONS
--------------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                          $5,020                        $1,337
Purchases                                                                -                             -
Sales                                                                    -                          (101)
Transfers into Level 3                                                   -                             -
Transfers out of Level 3                                                 -                             -
Net realized gain (loss)                                                 -                            (6)
Change in net unrealized appreciation/depreciation                      70                            16
--------------------------------------------------------------------------------------------------------
Balance as of August 31, 2012                                       $5,090                        $1,246
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through August 31, 2012, a common stock with a fair value of $2,913,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective June 8, 2012, the Board of Trustees of USAA Mutual Funds Trust (Trust) approved the name, objective, and investment strategy change for the USAA Cornerstone Strategy Fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                         Notes to Portfolio of Investments |  26

================================================================================

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stock and preferred securities, certain bonds valued based on methods discussed in Note A5, forward currency contracts valued based on methods discussed in Note A9, and commercial paper which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $185,975,000 and $69,176,000, respectively, resulting in net unrealized appreciation of $116,799,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,110,984,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 29.4% of net assets at August 31, 2012.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at August 31, 2012.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security was fair valued at August 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2012, was $2,328,000, which represented 0.1% of the Fund's net assets.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2012.
(f) At August 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) At August 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $1,920,000.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(l) Rate represents the money market fund annualized seven-day yield at August 31, 2012.
*     Non-income-producing security.

================================================================================

31  | USAA Cornerstone Moderately Aggressive Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.